Equity and Cash Incentive Program - Narrative (Detail) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017	May 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized			6,500,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restrictions lapse period				2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restrictions lapse period				3 years
Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years	3 years
Expiration period			10 years	10 years
SARs granted				82,240	106,548	98,803
Pricing model				Black-Scholes
Unrecognized compensation expense	$ 672,000			$ 672,000
Weighted Average period for Unrecognized compensation expense period				1 year 8 months 12 days
Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs granted		87,000		4,162
Share Based Compensation Arrangement				3 years
Stock Compensation Vesting shares				4,162	5,764	4,503
Unvested Performance Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	0			$ 0
Weighted Average period for Unrecognized compensation expense period				1 year
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs granted		352,000		25,557	42,117	17,263
Unvested Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 2,060			$ 2,060
Weighted Average period for Unrecognized compensation expense period	1 year 7 months 6 days